Note 23 Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 12,110	€ 10,131	[1],[2]	€ 9,972
Insurance service result	(1,509)	(1,289)		(1,186)
Insurance revenue	(3,494)	(2,897)		(2,575)
Insurance expense	1,985	1,607		1,390
Financial income (expense) from insurance contracts	(395)	564		(692)
Exchange rate differences from insurance contracts	(767)	1,067		1,099
Cash flows from insurance and reinsurance contracts	1,542	1,637		938
Insurance contracts issued that are liabilities	10,981	12,110		10,131	[1],[2]
Liabilities for remaining coverage [Member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,900	9,157		8,875
Insurance service result	(3,371)	(2,822)		(2,446)
Insurance revenue	(3,494)	(2,897)		(2,575)
Insurance expense	124	75		130
Financial income (expense) from insurance contracts	(407)	563		(694)
Exchange rate differences from insurance contracts	(657)	1,008		1,048
Cash flows from insurance and reinsurance contracts	3,370	2,994		2,375
Insurance contracts issued that are liabilities	9,835	10,900		9,157
Liabilities for incurred claims [member]
Variations in liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,210	974		1,097
Insurance service result	1,862	1,532		1,260
Insurance revenue	0	0		0
Insurance expense	1,862	1,532		1,260
Financial income (expense) from insurance contracts	12	1		2
Exchange rate differences from insurance contracts	(110)	59		51
Cash flows from insurance and reinsurance contracts	(1,828)	(1,357)		(1,437)
Insurance contracts issued that are liabilities	€ 1,146	€ 1,210		€ 974

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).